Document And Entity Information	Jun. 01, 2026
Document Information [Line Items]
Entity, Registrant Name	US ALLIANCE CORPORATION
Document, Type	8-K
Document, Period End Date	Jun. 01, 2026
Entity, Incorporation, State or Country Code	KS
Entity, File Number	000-55627
Entity, Tax Identification Number	26-4824142
Entity, Address, Address Line One	1303 SW First American Place, Sutie 200
Entity, Address, City or Town	Topeka
Entity, Address, State or Province	KS
Entity, Address, Postal Zip Code	66604
City Area Code	785
Local Phone Number	228-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001463913